Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Provisions	Provisions as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,024,574	—	1,048,939	—
Litigation
Litigation provisions		46,287	66,715	26,269	88,449
Decommissioning cost
Nuclear plants		—	16,974,884	—	19,461,461
Spent fuel		487,529	866,472	457,466	893,196
Radioactive waste		46,369	1,845,244	137,342	1,695,193
PCBs		—	119,019	—	103,665
Other recovery provisions		—	25,840	—	30,231
Others
Power plant regional support program		144,272	—	146,588	—
Transmission regional support program		96,895	—	250,288	—
Provisions for financial guarantee		22,250	44,104	21,032	59,809
Provisions for RPS		9,126	—	—	—
Provisions for greenhouse gas emissions obligations		393,121	—	655,544	—
Others		181,241	133,294	102,408	169,420

	￦	2,451,664	20,075,572	2,845,876	22,501,424

Changes in provisions	Changes in provisions for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	975,619	1,078,382	(1,028,218)	—	(1,209)	1,024,574
Litigation
Litigation provisions		88,398	81,990	(34,662)	(22,724)	—	113,002
Decommissioning cost
Nuclear plants		15,994,039	1,028,580	(47,735)	—	—	16,974,884
Spent fuel		1,355,280	394,642	(395,921)	—	—	1,354,001
Radioactive waste		1,888,082	71,529	(67,998)	—	—	1,891,613
PCBs		152,981	3,017	(14,839)	(22,140)	—	119,019
Other recovery provisions		10,773	15,280	—	—	(213)	25,840
Others
Power plant regional support program		140,133	39,445	(42,935)	—	7,629	144,272
Transmission regional support program		139,785	151,796	(194,686)	—	—	96,895
Provisions for tax		—	—	(24)	25	(1)	—
Provisions for financial guarantee		81,357	11,303	(20,962)	(5,317)	(27)	66,354
Provisions for RPS		2,889	494,199	(487,962)	—	—	9,126
Provisions for greenhouse gas emissions obligations		682,459	331,684	(633,482)	65,389	(52,929)	393,121
Others		158,974	210,051	(48,919)	(4,593)	(978)	314,535

	￦	21,670,769	3,911,898	(3,018,343)	10,640	(47,728)	22,527,236

		2021
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,024,574	1,048,569	(1,024,212)	—	8	1,048,939
Litigation
Litigation provisions		113,002	67,443	(44,446)	(15,763)	(5,518)	114,718
Decommissioning cost
Nuclear plants		16,974,884	2,545,803	(59,226)	—	—	19,461,461
Spent fuel		1,354,001	452,063	(455,402)	—	—	1,350,662
Radioactive waste		1,891,613	3,862	(51,666)	(11,274)	—	1,832,535
PCBs		119,019	2,182	(17,408)	(128)	—	103,665
Other recovery provisions		25,840	553	(169)	—	4,007	30,231
Others
Power plant regional support program		144,272	49,596	(47,280)	—	—	146,588
Transmission regional support program		96,895	306,409	(153,016)	—	—	250,288
Provisions for financial guarantee		66,354	85,355	(72,109)	—	1,241	80,841
Provisions for RPS		9,126	445,402	(430,344)	(24,184)	—	—
Provisions for greenhouse gas emissions obligations		393,121	547,911	(235,469)	(2,174)	(47,845)	655,544
Others		314,535	104,416	(95,541)	(40,139)	(11,443)	271,828

	￦	22,527,236	5,659,564	(2,686,288)	(93,662)	(59,550)	25,347,300

Summary of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government	Allowances received free of charge from the government for each planned period as of December 31, 2021 are as follows:

	3rd planned period
	2021	2022	2023	2024	2025	Total
	In ten thousands of tons(tCO2-eq)
Allowances received free of charge from the government	15,625	15,782	15,782	5,261	5,261	57,711

Summary of Changes in greenhouse gas emissions rights	Changes in greenhouse gas emissions rights for the years ended December 31, 2021 and 2020 are as follows:

	2020
	2nd planned period
	Quantity	Amount
	In ten thousands of tons(tCO2-eq) and millions of won
Beginning	17,276	18,306
Purchase (sell)	723	270,338
Government submission	—	—
Borrowing (carryforward)	(94)	68,711

Ending	17,905	357,355

	2021
	2nd planned period		3rd planned period
	2020		2021		2022		2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount
	In ten thousands of tons(tCO2-eq) and millions of won
Beginning	17,905	357,355	16,051	38,338	15,782	—	15,782	—	5,261	—	5,261	—	58,137	38,338
Purchase (sell)	433	95,375	1,426	410,099	(31)	7,296	(43)	5,479	(75)	—	(50)	6,873	1,227	429,747
Government submission	(17,560)	(280,924)	—	—	—	—	—	—	—	—	—	—	—	—
Borrowing (carryforward)	(539)	(113,014)	352	76,221	277	55,439	10	3,050	—	—	—	—	639	134,710
Others	(239)	(58,792)	—	—	—	—	—	—	—	—	—	—	—	—

Ending	—	—	17,829	524,658	16,028	62,735	15,749	8,529	5,186	—	5,211	6,873	60,003	602,795

(iii)	The Company does not have greenhouse gas emissions rights pledged as collateral as of December 31, 2021.

(iv)	The Company does not hold any greenhouse gas emissions rights for a purpose of generating a profit from short-term fluctuations in price as of December 31, 2021.

(v)	Estimated greenhouse gas emission of the Company for the year ended December 31, 2021 is 17,618 ten thousand tons.